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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Citco Mutual Fund Services
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
              ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-207-5175

Date of fiscal year end: 10/31/2006

Date of reporting period: 3/31/2006

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                        Berkshire Advisors Select Equity
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                           ------       -----

COMMON STOCKS - 97.69%

Auto Parts & Equipment - 0.76%
Magna International, Inc.                                      200   $   14,800
                                                                     ----------

Banks - 4.49%
Bank of America Corp.                                          500       22,115

Keycorp                                                        700       24,773

PNC Financial Services Group                                   300       19,458

US Bancorp                                                     700       20,937
                                                                     ----------
                                                                         87,283
                                                                     ----------

Chemicals - 1.74%
Dow Chemical Co.                                               800       33,840
                                                                     ----------

Diversified Financial Services - 1.26%
Morgan Stanley                                                 400       24,580
                                                                     ----------

Electric - 2.15%
Duke Energy Corp.                                              400       11,340

TXU Corp.                                                      600       30,384
                                                                     ----------
                                                                         41,724
                                                                     ----------

Electric Utilities - 1.52%
DTE Energy Co.                                                 700       29,540
                                                                     ----------

Electrical Components & Equipment - 3.35%
Seagate Technology (a)                                       2,500       65,200
                                                                     ----------

Electronics - 2.19%
W.W. Grainger, Inc.                                            600       42,558
                                                                     ----------

Financial Services - 9.60%
Bear Stearns Companies, Inc.                                   400       50,584

Goldman Sachs Group, Inc.                                      400       56,500

Lehman Brothers Holdings, Inc.                                 300       42,135

Merrill Lynch & Co., Inc.                                      500       37,535
                                                                     ----------
                                                                        186,754
                                                                     ----------

Gas - 2.72%
Sempra Energy                                                1,100       52,855
                                                                     ----------

Hand & Machine Tools - 1.33%
Black & Decker Corp.                                           300       25,890
                                                                     ----------

Home Builders - 4.67%
Centex Corp.                                                   200       14,278

D.R. Horton, Inc.                                              400       14,928

KB Home                                                        300       22,860

Lennar Corp.                                                   300       18,768

Pulte Homes, Inc.                                              500       19,950
                                                                     ----------
                                                                         90,784
                                                                     ----------

Insurance - 6.80%
Lincoln National Corp.                                         800       43,624

MBIA, Inc.                                                     300       18,468

Metlife, Inc.                                                  500       25,080

Prudential Financial, Inc.                                     600       45,204
                                                                     ----------
                                                                        132,376
                                                                     ----------

Iron & Steel Production - 2.17%
Nucor Corp.                                                    500       42,115
                                                                     ----------

Machinery - Construction & Mining - 1.75%
Caterpillar, Inc.                                              500       33,950
                                                                     ----------

Mining - 6.48%
Freeport McMoran Copper & Gold, Inc.                           400       25,700

Phelps Dodge Corp.                                             300       48,150

Southern Copper Corp.                                          600       52,260
                                                                     ----------
                                                                        126,110
                                                                     ----------

Miscellaneous Manufacturing - 4.66%
Eaton Corp.                                                    700       46,340

Illinois Tool Works, Inc.                                      200       16,858

Ingersoll-Rand Co.                                             700       27,489
                                                                     ----------
                                                                         90,687
                                                                     ----------

Oil & Gas - 20.69%
Amerada Hess Corp.                                             200       30,960

Anadarko Petroleum Corp.                                       600       64,692

Apache Corp.                                                   400       30,212

Chevron Corp.                                                  500       29,690

ConocoPhillips                                                 700       45,290

Devon Energy Corp.                                             700       47,747

Marathon Oil Corp.                                             600       46,122

Occidental Petroleum Corp.                                     300       29,313

Sunoco, Inc.                                                   300       28,560

Valero Energy Corp.                                            800       49,944
                                                                     ----------
                                                                        402,530
                                                                     ----------

Retail - 6.55%
Abercrombie & Fitch Co.                                        300       19,917

Home Depot, Inc.                                             1,000       40,550

JC Penney Co., Inc.                                          1,200       66,960
                                                                     ----------
                                                                        127,427
                                                                     ----------

Semiconductors - 2.25%
Texas Instruments, Inc.                                      1,500       43,845
                                                                     ----------

Telecommunications - 2.13%
AT&T, Inc.                                                   1,600       41,520
                                                                     ----------

Transportation - 8.43%
Burlington Northern Santa Fe Corp.                             700       56,084

CSX Corp.                                                      900       48,177

Norfolk Southern Corp.                                       1,200       59,808
                                                                     ----------
                                                                        164,069
                                                                     ----------
TOTAL COMMON STOCKS (Cost $1,652,651)                                 1,900,437
                                                                     ----------

SHORT TERM INVESTMENTS - 2.98%

Money Market Funds - 2.98%
Harleysville National Bank Money Market Fund (a)            57,939       57,939
                                                                     ----------
TOTAL SHORT TERM INVESTMENTS (Cost $57,939)                              57,939
                                                                     ----------
Total Investments  (Cost $1,710,590) - 100.67%                        1,958,376

Liabilities in Excess of Other Assets, Net (0.67)%                      (12,945)
                                                                     ----------
TOTAL NET ASSETS - 100.00%                                           $1,945,431
                                                                     ==========

(a)   Non-income producing security

--------------------------------------------------------------------------------
                                    Footnotes
--------------------------------------------------------------------------------

The following information for the Funds is presented on an income tax basis as of January 31,2006:

                                   Gross          Gross
                 Cost of         Unrealized     Unrealized       Net Unrealized
               Investments      Appreciation   Depreciation        Gain/(Loss)
              ------------------------------------------------------------------
Berkshire       1,710,590          258,256       (10,471)           247,785

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Schedule of Investments
January 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                              CUMBERLAND TAX INCOME
--------------------------------------------------------------------------------
                                                           Shares     Principal
                                                           ------     ---------

SHORT-TERM INVESTMENTS - 203.94%
Money Market Fund - 203.94%
     Harleysville National Bank Money Market Fund (a)     227,922     $ 227,922
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $227,922)                            227,922
                                                                      ---------
Total Value of Investments (Cost $227,922) - 203.94%                    227,922
Liabilities in Excess of Other Assets,  Net - (103.94)%                (116,162)
                                                                      ---------
Total Net Assets - 100%                                               $ 111,760
                                                                      =========

(a)   Non-income producing security

--------------------------------------------------------------------------------
                                    Footnotes
--------------------------------------------------------------------------------

The following information for the Funds is presented on an income tax basis as of January 31,2006:

                                         Gross          Gross
                         Cost of      Unrealized     Unrealized   Net Unrealized
                       Investments   Appreciation   Depreciation    Gain/(Loss)
                       ---------------------------------------------------------
Cumberland Tax Income     227,922             --              --             --

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Schedule of Investments
January 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                MCGLINN BALANCED
--------------------------------------------------------------------------------

                                                            Shares   Principal
                                                           -------   ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.18%
FNMA - 4.86%
    Pool M90919, 4.00%, 05/01/2009                           3,633   $    3,547
                                                                     ----------

FHLMC  -  6.32%
    Pool 814349, 4.50%, 03/01/2020                           4,752        4,614
                                                                     ----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,363)                  8,162
                                                                     ----------

WARRANTS - 0.05%
Dime Bancorp, Inc. (a)                                         300           39
                                                                     ----------
TOTAL WARRANTS (Cost $44)                                                    39
                                                                     ----------

SHORT-TERM INVESTMENTS - 92.97%
Money Market Fund - 92.97%
     Harleysville National Bank Money Market Fund (a)       67,886       67,886
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS (Cost $67,886)                              67,886
                                                                     ----------
Total Value of Investments (Cost $76,293) - 104.20%                      76,087
Liabilities in Excess of Other Assets,  Net - (4.20)%                    (3,065)
                                                                     ----------
Total Net Assets - 100%                                              $   73,022
                                                                     ==========

(a)   Non-income producing security

--------------------------------------------------------------------------------
                                   Footnotes
--------------------------------------------------------------------------------

The following information for the Funds is presented on an income tax basis as of January 31,2006:

                                       Gross          Gross
                       Cost of       Unrealized     Unrealized    Net Unrealized
                     Investments    Appreciation   Depreciation     Gain/(Loss)
                     -----------------------------------------------------------
McGlinn Balanced         76,293            --            (206)           (206)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Schedule of Investments
January 31, 2006 (Unaudited)

--------------------------------------------------------------------------------
                              PSA Sector Rotational
--------------------------------------------------------------------------------

                                                           Shares      Value
                                                           ------      -----
COMMON STOCKS - 92.87%
Aerospace & Defense - 1.40%
L-3 Communications Holdings, Inc.                           2,625   $   212,678
                                                                    -----------
Apparel - 1.14%
Nike, Inc.                                                  2,130       172,424
                                                                    -----------
Auto Manufacturers - 1.49%
Paccar, Inc.                                                3,250       226,200
                                                                    -----------
Banks - 6.20%
PNC Financial Services Group                                4,135       268,196

Suntrust Banks, Inc.                                        3,575       255,434

Wachovia Corp.                                              4,015       220,143

Wells Fargo & Co.                                           3,120       194,563
                                                                    -----------
                                                                        938,336
                                                                    -----------
Biotechnology - 1.94%
Gilead Sciences, Inc. (a)                                   4,830       294,002
                                                                    -----------
Chemicals - 1.79%
Praxair, Inc.                                               5,130       270,248
                                                                    -----------
Computers - 3.42%
Apple Computer, Inc. (a)                                    1,895       143,092

DST Systems, Inc. (a)                                       2,255       127,768

Hewlett-Packard Co.                                         7,930       247,257
                                                                    -----------
                                                                        518,117
                                                                    -----------
Distribution & Wholesale - 1.36%
Ingram Micro, Inc. (a)                                     10,630       205,691
                                                                    -----------
Diversified Financial Services - 1.74%
Franklin Resources, Inc.                                    2,675       263,487
                                                                    -----------
Electric - 2.79%
MDU Resources Group, Inc.                                   8,030       290,686

TXU Corp.                                                   2,595       131,411
                                                                    -----------
                                                                        422,097
                                                                    -----------
Electronics - 0.91%
W.W. Grainger, Inc.                                         1,945       137,959
                                                                    -----------
Financial Services - 7.51%
Bear Stearns Companies, Inc.                                2,225       281,373

CIT Group, Inc.                                             5,155       274,968

Goldman Sachs Group, Inc.                                   1,895       267,669

Lehman Brothers Holdings, Inc.                              2,230       313,203
                                                                    -----------
                                                                      1,137,213
                                                                    -----------
Food - 0.72%
Hershey Foods Corp.                                         2,130       109,056
                                                                    -----------
Gas - 3.37%
Energen Corp.                                               6,350       247,777

Sempra Energy                                               5,455       262,113
                                                                    -----------
                                                                        509,890
                                                                    -----------
Hand & Machine Tools - 1.92%
Black & Decker Corp.                                        3,375       291,262
                                                                    -----------
Healthcare - Services - 3.11%
Coventry Health Care, Inc. (a)                              1,620        96,503

UnitedHealth Group, Inc.                                    2,400       142,608

WellPoint, Inc. (a)                                         3,010       231,168
                                                                    -----------
                                                                        470,279
                                                                    -----------
Home Builders - 3.45%
D.R. Horton, Inc.                                           7,790       290,723

KB Home                                                     3,030       230,886
                                                                    -----------
                                                                        521,609
                                                                    -----------
Insurance - 6.30%
Aflac, Inc.                                                 6,300       295,785

Chubb Corp.                                                 3,585       338,245

Prudential Financial, Inc.                                  4,235       319,065
                                                                    -----------
                                                                        953,095
                                                                    -----------
Iron & Steel Production - 2.23%
Reliance Steel & Aluminum Co.                               4,250       337,875
                                                                    -----------
Machinery - Diversified - 1.86%
Cummins, Inc.                                               2,890       281,197
                                                                    -----------
Metal Fabricate/Hardware - 2.09%
Timken Co.                                                  8,755       316,668
                                                                    -----------
Mining - 1.31%
Phelps Dodge Corp.                                          1,235       198,218
                                                                    -----------
Oil & Gas - 11.84%
Anadarko Petroleum Corp.                                    1,500       161,730

Apache Corp.                                                2,980       225,079

Chevron Corp.                                               3,125       185,562

ConocoPhillips                                              4,270       276,269

Exxon Mobil Corp.                                           3,985       250,059

Occidental Petroleum Corp.                                  1,860       181,741

Sunoco, Inc.                                                3,555       338,436

Valero Energy Corp.                                         2,785       173,868
                                                                    -----------
                                                                      1,792,744
                                                                    -----------
Pharmaceuticals - 1.28%
Express Scripts, Inc. (a)                                   2,115       193,078
                                                                    -----------
Retail - 4.71%
Costco Wholesale Corp.                                      4,530       226,002

Home Depot, Inc.                                            2,710       109,890

JC Penney Co., Inc.                                         2,010       112,158

Nordstrom, Inc.                                             6,360       265,339
                                                                    -----------
                                                                        713,389
                                                                    -----------
Savings & Loans - 1.77%
Golden West Financial Corp.                                 3,795       268,003
                                                                    -----------
Semiconductors - 5.82%
Lam Research Corp. (a)                                      7,135       331,278

Marvell Technology Group Ltd. (a)                           5,135       351,337

Texas Instruments, Inc.                                     6,810       199,056
                                                                    -----------
                                                                        881,671
                                                                    -----------
Telecommunications - 4.71%
AT&T, Inc.                                                 10,590       274,810

Corning, Inc. (a)                                           6,485       157,910

Harris Corp.                                                6,030       279,973
                                                                    -----------
                                                                        712,693
                                                                    -----------
Transportation - 4.69%
Burlington Northern Santa Fe Corp.                          4,590       367,751

Norfolk Southern Corp.                                      6,860       341,902
                                                                    -----------
                                                                        709,653
                                                                    -----------
TOTAL COMMON STOCKS (Cost $11,428,419)                               14,058,832
                                                                    -----------
SHORT TERM INVESTMENTS - 7.10%
Money Market Funds - 7.10%
Harleysville National Bank Money Market Fund (a)        1,075,223     1,075,223
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,075,223)                        1,075,223
                                                                    -----------
Total Investments  (Cost $12,503,642) - 99.97%                       15,134,055
Other Assets in Excess of Liabilities, Net 0.03%                          4,289
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $15,138,344
                                                                    ===========

(a)   Non-income producing security

--------------------------------------------------------------------------------
                                    Footnotes
--------------------------------------------------------------------------------

The following information for the Funds is presented on an income tax basis as of January 31,2006:

                                      Gross         Gross
                      Cost of       Unrealized    Unrealized      Net Unrealized
                    Investments    Appreciation  Depreciation       Gain/(Loss)
                   -------------------------------------------------------------
PSA Sector           12,503,642      2,695,389      (64,976)        2,630,413

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Fund, Inc.

By /s/ John Roman
   ------------------------------
   John Roman, President

Date March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John Roman
   ------------------------------
   John Roman, President

Date March 27, 2006

By /s/ Paul Giorgio
   ------------------------------
   Paul Giorgio, Treasurer

Date March 27, 2006